Stock Option and Award Plans and Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2013
Fair Value of Option Units Granted Using Black-Scholes Pricing Model and Related Assumptions

The fair value of option Units granted in each year using the Black-Scholes pricing model and related assumptions follow:

	Year ended December 31,
	2011	2012	2013
Weighted-average fair value on date of grant	$9.76	$7.84	$8.06
Assumptions used to calculate fair value:
Volatility	43%	43%	49%
Risk-free interest rate	1.6%	0.6%	1.2%
Expected term	5.0 years	5.0 years	5.5 years
Dividends	zero	zero	zero

Assumptions Used in the Performance-based and Time-based Appreciation

The assumptions used in valuing the Performance-based and Time-based Appreciation Units follow:

	Year ended December 31, 2013
	Performance-based	Time-based
Weighted-average fair value on date of grant	$5.45	$5.91
Assumptions used to calculate fair value:
Volatility	38%	38%
Risk-free interest rate	0.8%	0.8%
Expected term	4 years	4 years
Dividends	zero	zero

Summary of Option/RSU Activity

The following table summarizes option/RSU activity:

	Units
	Options (in millions)	Weighted- Average Exercise Price		RSUs (in millions)	Weighted- Average Grant Date Fair Value	Appreciation Units (in millions)	Weighted- Average Base Unit Value	Class A Options (in millions)	Weighted- Average Exercise Price
Outstanding at December 31, 2010	26.2	$16.54		6.4	$21.59	—		12.4	$1.58
Granted	0.2	24.74		2.4	24.40	—		—
Exercised/ released	(2.0)	10.39		(0.3)	21.92	—		—
Canceled	(4.2)	18.05		(0.9)	21.41	—		(2.4)	1.48

Outstanding at December 31, 2011	20.2	16.93		7.6	22.50	—		10.0	1.60
Granted	0.2	20.67		2.9	20.62	—		—
Exercised/ released	(2.5)	11.11		(0.8)	21.57	—		—
Canceled	(1.8)	19.04		(1.6)	21.61	—		(3.4)	1.40

Outstanding at December 31, 2012	16.1	14.01	(1)	8.1	22.09	—		6.6	1.71
Granted	—			3.0	17.74	4.6	$17.37	—
Exercised / released	(0.7)	11.46		(1.1)	23.56	—		—
Canceled	(0.6)	15.17		(0.6)	21.09	—		(1.2)	1.70

Outstanding at December 31, 2013	14.8	14.30		9.4	20.59	4.6	17.37	5.4	1.72

(1)	Weighted-average exercise price has been adjusted to reflect the reduction in the exercise price of all outstanding option units, other than options with an exercise price of $4.50 per Unit, by $3.64 per Unit at the date of the declaration of the preferred stock dividend.

Options for Units and Class A Shares Vested and That are Expected to Vest in the Future

The following table summarizes information as of December 31, 2013 concerning options for Units and Class A shares that have vested and that are expected to vest in the future:

	Vested and Expected to Vest			Exercisable
Exercise Price	Number of Options Outstanding (in millions)	Weighted- average Remaining Life (years)	Aggregate Intrinsic Value (in millions)	Number of Options (in millions)	Weighted- average Remaining Life (years)	Aggregate Intrinsic Value (in millions)
Units
$4.50	0.65	0.9	$8	0.65	0.9	$8
14.36-17.08	11.32	1.9	33	11.15	1.8	32
17.68-21.10	0.40	6.6	—	0.30	6.1	—

Class A Shares
0.21-0.44	1.70	6.0	—	1.42	6.0	—
1.41	0.33	4.9	—	0.33	4.9	—
2.22-3.06	1.97	4.3	—	1.97	4.3	—